INVENTORY	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
INVENTORY
NOTE 5 - INVENTORY:

Inventories are stated at the lower of cost or market, computed using the FIFO method.

Following is a breakdown of the Company’s inventory:

	December 31, 2024	December 31, 2023
Raw materials	$675	$1,397
Finished goods inventory	604	78
	$1,279	$1,475